Accumulated other comprehensive (loss)/income	6 Months Ended
Jun. 30, 2022
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated other comprehensive (loss)/income	Accumulated other comprehensive (loss)/income
Accumulated other comprehensive loss for the three month period ended June 30, 2021 (Predecessor) were as follows:

(In $ millions)	Actuarial gain relating to pension	Share in unrealized loss from associated companies	Change in debt component on Archer bond	Total
As at January 1, 2021 (Predecessor)	(2)	(28)	4	(26)
Other comprehensive income	—	(1)	1	—
March 31, 2021 (Predecessor)	(2)	(29)	5	(26)
Other comprehensive income	—	5	—	5
As at June 30, 2021 (Predecessor)	(2)	(24)	5	(21)
Accumulated other comprehensive income/(loss) for the periods from January 1, 2022 through February 22, 2022 (Predecessor) and February 23, 2022 through March 31, 2022 and June 30, 2022 (Successor) were as follows:

(In $ millions)	Actuarial (loss)/gain relating to pension	Share in unrealized loss from associated companies	Change in debt component on Archer bond	Total
As at January 1, 2022 (Predecessor)	(2)	(19)	6	(15)
Other comprehensive income from continuing operations	1	—	—	1
Other comprehensive loss from discontinued operations	—	(2)	(1)	(3)
Recycling of accumulated other comprehensive loss on sale of Paratus Energy Services	—	21	(5)	16
As at February 22, 2022 (Predecessor)	(1)	—	—	(1)
Reset accumulated other comprehensive loss	1	—	—	1
As at February 23, 2022 (Successor)	—	—	—	—
Other comprehensive income	—	—	—	—
As at March 31, 2022 (Successor)	—	—	—	—
Other comprehensive income	3	—	—	3
As at June 30, 2022 (Successor)	3	—	—	3